Prospectus supplement dated December 20, 2016
to the following prospectus(es):
Nationwide Destination Architect 2.0, Nationwide Destination All American Gold 2.0, Nationwide Destination All American Gold NY 2.0, Nationwide Destination B 2.0, Nationwide Destination B NY 2.0, Nationwide Destination C, Nationwide Destination EV 2.0, Nationwide Destination EV NY 2.0, Nationwide Destination L 2.0, Nationwide Destination L NY 2.0, Nationwide Destination Navigator 2.0, Nationwide Destination Navigator NY 2.0, Nationwide Destination Freedom+, BOA CVUL Future (NWL), BAE Future Corporate FPVUL, Nationwide YourLife Protection VUL - New York, Nationwide YourLife Accumulation VUL - New York, Nationwide YourLife Survivorship VUL - New York, Nationwide YourLife Protection VUL - NLAIC, Marathon Performance VUL, Nationwide YourLife Accumulation VUL - NLAIC, and Nationwide YourLife Survivorship VUL prospectus dated May 1, 2016
BOA IV, BOA America's Vision Annuity, BOA America's Future Annuity II, BOA Achiever Annuity, America's Horizon Annuity, BOA Future Venue Annuity, Nationwide Heritage Annuity, BOA Elite Venue Annuity, Nationwide Destination All American Gold, Compass All American Gold, Key All American Gold, M&T All American Gold, Wells Fargo Gold Variable Annuity, Nationwide Destination B, Nationwide Destination L, BOA America's Future Annuity, Key Future, NEA Valuebuilder Future, America's Future Horizon Annuity, The BB&T Future Annuity, BOA America's Exclusive Annuity II, BOA V, NEA Valuebuilder Select, BOA FPVUL, BOA Next Generation FPVUL, BOA ChoiceLife FPVUL, BOA Next Generation II FPVUL, NLIC Options Plus, NLIC Options Premier, and NLIC Options prospectus dated May 1, 2015
BOA America's Income Annuity prospectus dated May 1, 2014
Nationwide Income Architect Annuity, Nationwide Destination EV, Nationwide Destination Navigator, Nationwide Destination Navigator (New York), BOA Choice Venue Annuity II, BOA Choice Annuity, Key Choice, and Paine Webber Choice Annuity prospectus dated May 1, 2013
Schwab Income Choice Variable Annuity prospectus dated May 1, 2012
Schwab Custom Solutions Variable Annuity prospectus dated May 1, 2010
BOA Last Survivorship II, BOA ChoiceLife Survivorship, BOA ChoiceLife Survivorship II, Next Generation Survivorship Life, BOA Protection Survivorship Life, BOA ChoiceLife Protection, and Marathon VUL (NLAIC) prospectus dated May 1, 2009
Nationwide Enterprise The Best of America Annuity, Market Street VIP/2 Annuity (NLAIC), BOA MSPVL, BOA MSPVL II (BOA MSPVL Future), BOA Protection FPVUL, BOA ChoiceLife Protection FPVUL, Nationwide Options Select - New York, Survivor Options Premier (NLIC), Survivor Options Elite (NLIC), BOA CVUL Future (NLAIC), BOA CVUL (NLAIC), INVESCO PCVUL, Nationwide Options Select AO, Survivor Options Premier (NLAIC), and Options Premier (NLAIC) prospectus dated May 1, 2008
America's Vision Plus Annuity, America's Vision Annuity, and BOA Exclusive Annuity prospectus dated May 1, 2004
ElitePRO LTD and ElitePRO Classic prospectus dated May 1, 2003
BOA InvestCare, VIP Extra Credit Annuity (NLIC), Market Street VIP/2 Annuity (NLIC), VIP Extra Credit Annuity (NLAIC), and Options VL (NLAIC) prospectus dated May 1, 2002
VIP Premier DCA Annuity (NLIC) and VIP Premier DCA Annuity (NLAIC) prospectus dated November 1, 2001
Options VIP Annuity (NLAIC) prospectus dated May 1, 2001
PROS-0339

Survivor Options Plus (NLIC), Special Product (NLIC), and Survivor Options VL (NLAIC) prospectus dated May 1, 2000
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
•	On December 7, 2016, the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust") approved the termination of Invesco Advisers, Inc. ("Invesco") as subadviser to the Invesco NVIT Comstock Value Fund (the "Fund") and approved the appointment of BlackRock Investment Management, LLC ("BlackRock") to subadvise the Fund. This change is anticipated to take effect on or before January 31, 2017 (the "Effective Date").
•	As of the Effective Date, the Fund is renamed "BlackRock NVIT Equity Dividend Fund." All references in the prospectus to the Fund are updated accordingly.
PROS-0339